Subsequent Events (Details) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Mar. 11, 2025 USD ($) $ / shares shares	Jan. 25, 2025 $ / shares shares	Jan. 16, 2025 USD ($) $ / shares shares	Jan. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Feb. 06, 2025	Jan. 27, 2025 $ / shares	Mar. 11, 2024 $ / shares shares	Jan. 25, 2024 $ / shares shares	Nov. 28, 2022 $ / shares shares	Aug. 30, 2022 $ / shares
Subsequent Events [Line Items]
Original issue discount percentage			10.00%
Volume weighted average price			110.00%
Exercise price (in Dollars per share)									$ 34.97		$ 183.82
Acquiror exchange for initially percentage					75.00%
Operates square foot	100,000
Warrant [Member]
Subsequent Events [Line Items]
Warrant to purchase ordinary share (in Shares) | shares									614,937
(in Dollars per share)										$ 551.46
Cash (in Dollars) | $					$ 2,200
Brands Holding Inc [Member]
Subsequent Events [Line Items]
Equity interests percentage					90.00%
Minimum [Member]
Subsequent Events [Line Items]
Interest rate			8.00%
Maximum [Member]
Subsequent Events [Line Items]
Interest rate			18.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock par value per share (in Dollars per share)		$ 0.01
Subsequent Event [Member] | Smart Pro [Member]
Subsequent Events [Line Items]
Shares of common stock (in Shares) | shares		5,000
Impact Acquisitions Corp [Member] | Minimum [Member]
Subsequent Events [Line Items]
Equity interests						75.02%
Subsequent Event [Member]
Subsequent Events [Line Items]
Principal amount (in Dollars) | $			$ 2,850,000
Net proceeds (in Dollars) | $			$ 2,565,000
Conversion price (in Dollars per share)			$ 2.435105
Lowest daily VWAP percentage			95.00%
Warrant to purchase ordinary share (in Shares) | shares			760,720
Warrant coverage of the initial maximum percentage			75.00%
Exercise price (in Dollars per share)			$ 2.435105
Term			5 years 6 months
Warrants exercised for consideration (in Dollars) | $				$ 197
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
(in Dollars per share)							$ 2.435105
Subsequent Event [Member] | Impact Acquisitions Corp [Member]
Subsequent Events [Line Items]
Equity interests						100.00%
Subsequent Event [Member] | Impact Acquisitions Corp [Member] | Maximum [Member]
Subsequent Events [Line Items]
Equity interests						83.29%
Ordinary Shares [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share)			$ 2.80984
Exercise price (in Dollars per share)					$ 8.84
Common stock par value per share (in Dollars per share)					$ 0.00013				$ 0.00013
Purchase of warrants (in Shares) | shares										2,824,525
Series A Warrants [Member]
Subsequent Events [Line Items]
Warrant to purchase ordinary share (in Shares) | shares					260,045			1,028,720
Exercise price (in Dollars per share)					$ 34.97			$ 8.84
Series A Warrants [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Warrant to purchase ordinary share (in Shares) | shares				73,072
Forecast [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share)	$ 1.35109
Exercise price (in Dollars per share)	$ 1.22609
Converted shares (in Shares) | shares	126,940
Ordinary shares issued (in Shares) | shares	93,954
Additional deferred payment (in Dollars) | $	$ 500,000
Bearing annual interest rate percentage	9.00%
Aggregate principal amount (in Dollars) | $	$ 50,000
Purchase of warrants (in Shares) | shares	181,819
Percentage of equal to closing price	135.00%
Aggregate cash payment (in Dollars) | $	$ 247
Forecast [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share)	$ 2.75
Forecast [Member] | Smart Pro [Member]
Subsequent Events [Line Items]
Cash (in Dollars) | $	$ 2,100